Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Fund for Income Series
March 31, 2021 (Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds — 85.41%
Banking — 2.72%
Barclays 6.125% 12/15/25 μ, ψ	465,000	$508,361
Deutsche Bank 6.00% 10/30/25 μ, ψ	800,000	814,000
Popular 6.125% 9/14/23	555,000	601,423
SVB Financial Group 4.10% 2/15/31 μ, ψ	715,000	717,235
		2,641,019
Basic Industry — 9.07%
Allegheny Technologies
5.875% 12/1/27	180,000	186,638
7.875% 8/15/23	475,000	516,470

Arcosa 144A 4.375% 4/15/29 #	205,000	205,000
Avient 144A 5.75% 5/15/25 #	457,000	486,134
Blue Cube Spinco 10.00% 10/15/25	65,000	68,656
Chemours 144A 5.75% 11/15/28 #	485,000	511,573
First Quantum Minerals
144A 6.875% 10/15/27 #	440,000	472,450
144A 7.25% 4/1/23 #	300,000	305,708
144A 7.50% 4/1/25 #	520,000	537,550

Freeport-McMoRan 5.45% 3/15/43	578,000	696,409
Hudbay Minerals 144A 6.125% 4/1/29 #	215,000	230,050
INEOS Quattro Finance 2 144A 3.375% 1/15/26 #	490,000	490,612
M/I Homes 4.95% 2/1/28	613,000	635,987
Mattamy Group 144A 5.25% 12/15/27 #	405,000	424,997
New Gold 144A 7.50% 7/15/27 #	455,000	472,665
Novelis
144A 4.75% 1/30/30 #	130,000	134,235
144A 5.875% 9/30/26 #	95,000	99,275

Olin 5.00% 2/1/30	240,000	251,952
PowerTeam Services 144A 9.033% 12/4/25 #	860,000	950,300
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Basic Industry (continued)

United States Steel 6.875% 3/1/29	315,000	$322,481
Vedanta Resources Finance II 144A 8.95% 3/11/25 #	225,000	215,300
Venator Finance 144A 5.75% 7/15/25 #	335,000	325,788
VM Consolidated 144A 5.50% 4/15/29 #	270,000	277,001
		8,817,231
Capital Goods — 5.05%
ARD Finance PIK 144A 6.50% 6/30/27 #, >	425,000	446,781
Bombardier
144A 7.50% 12/1/24 #	275,000	275,172
144A 7.875% 4/15/27 #	240,000	235,733

Granite US Holdings 144A 11.00% 10/1/27 #	435,000	491,550
Reynolds Group Issuer 144A 4.00% 10/15/27 #	475,000	466,094
Spirit AeroSystems 144A 5.50% 1/15/25 #	475,000	502,906
Terex
144A 5.00% 5/15/29 #	545,000	564,865
144A 5.625% 2/1/25 #	265,000	272,455

Titan Acquisition 144A 7.75% 4/15/26 #	180,000	187,416
TransDigm 144A 6.25% 3/15/26 #	706,000	749,387
Vertical Holdco 144A 7.625% 7/15/28 #	435,000	468,549
Welbilt 9.50% 2/15/24	238,000	245,586
		4,906,494
Communications — 7.34%
Altice Financing 144A 5.00% 1/15/28 #	320,000	316,400
Altice France Holding 144A 6.00% 2/15/28 #	705,000	695,937
Cincinnati Bell 144A 7.00% 7/15/24 #	300,000	310,125
Connect Finco 144A 6.75% 10/1/26 #	590,000	629,111

NQ-FLA [3/21] 5/21 (1643639)    1

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Fund for Income Series
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
Consolidated Communications
144A 5.00% 10/1/28 #	220,000	$222,266
144A 6.50% 10/1/28 #	220,000	237,959
Frontier Communications
144A 5.875% 10/15/27 #	265,000	281,397
144A 6.75% 5/1/29 #	205,000	216,598

LCPR Senior Secured Financing DAC 144A 6.75% 10/15/27 #	310,000	330,894
Level 3 Financing 144A 4.25% 7/1/28 #	535,000	541,586
Sable International Finance 144A 5.75% 9/7/27 #	320,000	338,200
Sprint
7.625% 3/1/26	450,000	551,797
7.875% 9/15/23	625,000	715,156

Sprint Capital 8.75% 3/15/32	175,000	258,956
T-Mobile USA
2.625% 4/15/26	260,000	265,375
3.375% 4/15/29	260,000	262,438
3.50% 4/15/31	150,000	151,313

Zayo Group Holdings 144A 6.125% 3/1/28 #	785,000	806,956
		7,132,464
Consumer Cyclical — 11.75%
Allison Transmission 144A 5.875% 6/1/29 #	410,000	448,823
Boyd Gaming 4.75% 12/1/27	505,000	515,658
Caesars Entertainment
144A 6.25% 7/1/25 #	290,000	309,508
144A 8.125% 7/1/27 #	245,000	270,492
Carnival
144A 5.75% 3/1/27 #	245,000	251,738
144A 7.625% 3/1/26 #	1,225,000	1,317,549
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
Ford Motor
8.50% 4/21/23	350,000	$390,687
9.00% 4/22/25	110,000	133,364
Ford Motor Credit
3.37% 11/17/23	265,000	271,956
3.375% 11/13/25	260,000	264,745
4.542% 8/1/26	270,000	286,051
5.584% 3/18/24	470,000	507,901

General Motors Financial 5.70% 9/30/30 μ, ψ	170,000	184,025
Jaguar Land Rover Automotive
144A 4.50% 10/1/27 #	200,000	190,299
144A 5.875% 1/15/28 #	255,000	259,303
L Brands
6.875% 11/1/35	295,000	352,021
6.95% 3/1/33	330,000	368,775
144A 9.375% 7/1/25 #	200,000	249,250

Levi Strauss & Co. 144A 3.50% 3/1/31 #	517,000	499,551
MGM Growth Properties Operating Partnership 144A 3.875% 2/15/29 #	385,000	384,230
MGM Resorts International 4.75% 10/15/28	445,000	460,462
Murphy Oil USA 144A 3.75% 2/15/31 #	450,000	443,160
New Red Finance 144A 3.50% 2/15/29 #	305,000	297,184
PetSmart 144A 7.75% 2/15/29 #	540,000	585,198
Rent-A-Center 144A 6.375% 2/15/29 #	450,000	478,125
Royal Caribbean Cruises 144A 5.50% 4/1/28 #	535,000	538,344
Scientific Games International
144A 7.25% 11/15/29 #	230,000	249,939
144A 8.25% 3/15/26 #	460,000	494,134

Six Flags Entertainment 144A 4.875% 7/31/24 #	295,000	298,319

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	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Cyclical (continued)

Station Casinos 144A 5.00% 10/1/25 #	123,000	$124,768
		11,425,559
Consumer Non-Cyclical — 4.04%
Chobani 144A 4.625% 11/15/28 #	305,000	311,862
Energizer Holdings 144A 4.375% 3/31/29 #	380,000	381,900
JBS USA LUX 144A 5.50% 1/15/30 #	625,000	692,969
Kraft Heinz Foods
5.00% 7/15/35	240,000	276,652
5.20% 7/15/45	400,000	463,619

Pilgrim's Pride 144A 5.875% 9/30/27 #	495,000	531,110
Post Holdings
144A 5.50% 12/15/29 #	250,000	268,019
144A 5.75% 3/1/27 #	400,000	421,454

United Natural Foods 144A 6.75% 10/15/28 #	540,000	577,800
		3,925,385
Energy — 13.06%
Apache
4.75% 4/15/43	301,000	279,629
4.875% 11/15/27	230,000	236,095

Ascent Resources Utica Holdings 144A 7.00% 11/1/26 #	480,000	480,600
CNX Resources
144A 6.00% 1/15/29 #	485,000	504,912
144A 7.25% 3/14/27 #	225,000	241,956
Crestwood Midstream Partners
5.75% 4/1/25	220,000	221,764
144A 6.00% 2/1/29 #	384,000	378,960

DCP Midstream Operating 5.125% 5/15/29	685,000	729,621
EQM Midstream Partners
144A 4.75% 1/15/31 #	290,000	281,662
144A 6.50% 7/1/27 #	195,000	212,290
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Genesis Energy
5.625% 6/15/24	100,000	$97,938
7.75% 2/1/28	375,000	375,581
8.00% 1/15/27	775,000	786,156
Murphy Oil
5.875% 12/1/27	391,000	383,548
6.375% 7/15/28	815,000	817,119
NuStar Logistics
5.625% 4/28/27	350,000	366,789
6.00% 6/1/26	267,000	288,307
6.375% 10/1/30	530,000	574,056
Occidental Petroleum
3.00% 2/15/27	270,000	254,563
3.40% 4/15/26	255,000	247,924
3.50% 8/15/29	260,000	244,283
6.125% 1/1/31	490,000	541,977
6.45% 9/15/36	225,000	248,684
6.625% 9/1/30	340,000	382,602
PDC Energy
5.75% 5/15/26	588,000	610,638
6.125% 9/15/24	185,000	190,180
Southwestern Energy
7.50% 4/1/26	100,000	105,952
7.75% 10/1/27	455,000	487,134
Targa Resources Partners
144A 4.00% 1/15/32 #	360,000	339,037
6.50% 7/15/27	535,000	582,711

TechnipFMC 144A 6.50% 2/1/26 #	885,000	926,637
Western Midstream Operating 4.75% 8/15/28	265,000	277,587
		12,696,892
Financial Services — 2.76%
AerCap Holdings 5.875% 10/10/79 μ	600,000	618,180
Air Lease 4.65% 6/15/26 μ, ψ	450,000	445,500
Ally Financial 8.00% 11/1/31	330,000	460,116
Credit Suisse Group 144A 4.50% 9/3/30 #, μ, ψ	470,000	441,800
UBS Group 144A 4.375% 2/10/31 #, μ, ψ	730,000	721,970
		2,687,566
NQ-FLA [3/21] 5/21 (1643639)    3

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Fund for Income Series
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Healthcare — 6.48%
Bausch Health 144A 6.25% 2/15/29 #	685,000	$729,114
Cheplapharm Arzneimittel 144A 5.50% 1/15/28 #	425,000	442,008
CHS
144A 4.75% 2/15/31 #	225,000	220,084
144A 8.00% 3/15/26 #	240,000	259,752

DaVita 144A 4.625% 6/1/30 #	405,000	413,145
Encompass Health 4.75% 2/1/30	330,000	340,029
Hadrian Merger Sub 144A 8.50% 5/1/26 #	504,000	524,694
HCA
3.50% 9/1/30	170,000	171,636
5.375% 2/1/25	155,000	173,135
5.875% 2/15/26	125,000	143,437
5.875% 2/1/29	255,000	297,510
Jaguar Holding II
144A 4.625% 6/15/25 #	240,000	250,783
144A 5.00% 6/15/28 #	435,000	453,596
Ortho-Clinical Diagnostics
144A 7.25% 2/1/28 #	229,000	251,336
144A 7.375% 6/1/25 #	294,000	316,631

Surgery Center Holdings 144A 10.00% 4/15/27 #	245,000	270,572
Tenet Healthcare
144A 6.125% 10/1/28 #	265,000	276,925
6.75% 6/15/23	255,000	276,649
6.875% 11/15/31	443,000	494,029
		6,305,065
Insurance — 1.53%
GTCR AP Finance 144A 8.00% 5/15/27 #	156,000	167,895
HUB International 144A 7.00% 5/1/26 #	461,000	479,170
USI 144A 6.875% 5/1/25 #	821,000	837,925
		1,484,990
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Media — 6.05%
AMC Networks 4.25% 2/15/29	375,000	$365,156
Beasley Mezzanine Holdings 144A 8.625% 2/1/26 #	475,000	478,563
CCO Holdings
144A 4.50% 8/15/30 #	875,000	892,898
144A 4.50% 5/1/32 #	120,000	121,650
144A 5.375% 6/1/29 #	365,000	391,879

Clear Channel Outdoor Holdings 144A 7.75% 4/15/28 #	230,000	227,901
Clear Channel Worldwide Holdings 9.25% 2/15/24	250,000	260,544
CSC Holdings 144A 4.625% 12/1/30 #	900,000	886,500
Cumulus Media New Holdings 144A 6.75% 7/1/26 #	484,000	493,905
Gray Television
144A 4.75% 10/15/30 #	275,000	273,109
144A 7.00% 5/15/27 #	210,000	228,638

Netflix 4.875% 4/15/28	190,000	215,247
Nexstar Broadcasting 144A 4.75% 11/1/28 #	345,000	349,281
Terrier Media Buyer 144A 8.875% 12/15/27 #	645,000	695,262
		5,880,533
Real Estate — 0.10%
Global Net Lease 144A 3.75% 12/15/27 #	105,000	102,466
		102,466
Services — 5.55%
BCPE Ulysses Intermediate 144A PIK 7.75% 4/1/27 #, «	270,000	280,631
Gartner 144A 4.50% 7/1/28 #	395,000	407,838

4    NQ-FLA [3/21] 5/21 (1643639)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Services (continued)
Iron Mountain
144A 5.25% 3/15/28 #	460,000	$478,687
144A 5.25% 7/15/30 #	260,000	268,593

LBM Acquisition 144A 6.25% 1/15/29 #	180,000	185,625
Legends Hospitality Holding 144A 5.00% 2/1/26 #	290,000	295,438
Prime Security Services Borrower
144A 5.75% 4/15/26 #	530,000	574,149
144A 6.25% 1/15/28 #	650,000	677,560
Sabre GLBL
144A 7.375% 9/1/25 #	340,000	371,552
144A 9.25% 4/15/25 #	290,000	346,188

Tms International Holding 144A 7.25% 8/15/25 #	310,000	316,975
United Rentals North America 5.25% 1/15/30	430,000	467,485
White Cap Buyer 144A 6.875% 10/15/28 #	680,000	723,224
		5,393,945
Technology — 4.86%
Austin BidCo 144A 7.125% 12/15/28 #	180,000	183,488
Banff Merger Sub 144A 9.75% 9/1/26 #	530,000	565,192
Black Knight InfoServ 144A 3.625% 9/1/28 #	410,000	403,383
BY Crown Parent 144A 4.25% 1/31/26 #	420,000	436,666
Camelot Finance 144A 4.50% 11/1/26 #	445,000	460,929
CommScope Technologies 144A 5.00% 3/15/27 #	430,000	426,777
Go Daddy Operating 144A 3.50% 3/1/29 #	475,000	467,578
Microchip Technology 144A 4.25% 9/1/25 #	465,000	485,907
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Technology (continued)
Sensata Technologies 144A 4.00% 4/15/29 #	575,000	$586,445
SS&C Technologies 144A 5.50% 9/30/27 #	665,000	709,089
		4,725,454
Transportation — 3.51%
Delta Air Lines 7.375% 1/15/26	1,145,000	1,340,196
Mileage Plus Holdings 144A 6.50% 6/20/27 #	310,000	340,225
Spirit Loyalty Cayman 144A 8.00% 9/20/25 #	215,000	243,469
Stena International 144A 6.125% 2/1/25 #	200,000	202,724
United Airlines Holdings 4.875% 1/15/25	650,000	663,328
VistaJet Malta Finance 144A 10.50% 6/1/24 #	575,000	628,188
		3,418,130
Utilities — 1.54%
Calpine
144A 4.625% 2/1/29 #	85,000	82,942
144A 5.00% 2/1/31 #	510,000	498,525

Edison International 5.375% 3/15/26 μ, ψ	440,000	447,172
PG&E 5.25% 7/1/30	440,000	466,950
		1,495,589
Total Corporate Bonds (cost $80,145,783)		83,038,782

Loan Agreements — 10.25%
Applied Systems 2nd Lien 6.25% (LIBOR03M + 5.50%) 9/19/25 •	1,470,000	1,481,025
Apro 5.00% (LIBOR03M + 4.00%) 11/14/26 •	483,646	483,948
Blue Ribbon 1st Lien 5.137% (LIBOR03M + 3.00%) 11/15/21 •	116,000	113,789
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Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Fund for Income Series
	Principal amount°	Value (US $)

Loan Agreements (continued)
BW Gas & Convenience Holdings 6.37% (LIBOR01M + 6.25%) 11/18/24 •	479,917	$484,866
Calpine 2.62% (LIBOR01M + 2.50%) 12/2/27 •	643	641
Epicor Software 2nd Lien 8.75% (LIBOR01M + 7.75%) 7/31/28 •	368,200	381,701
Frontier Communications 5.75% (LIBOR01M + 4.75%) 10/8/21 •	195,000	195,609
Global Medical Response 5.75% (LIBOR03M + 4.75%) 10/2/25 •	733,162	731,902
Green Energy Partners Tranche B-1 6.50% (LIBOR03M + 5.50%) 11/13/21 •	186,202	175,495
Green Energy Partners Tranche B-2 6.50% (LIBOR03M + 5.50%) 11/13/21 •	65,622	61,849
Hamilton Projects Acquiror 5.75% (LIBOR03M + 4.75%) 6/17/27 •	496,250	498,483
Informatica 2nd Lien 7.125% 2/25/25	535,000	548,152
Milano Acquisition Tranche B TBD 10/1/27 X	527,000	525,683
Peraton Tranche B 1st Lien 4.50% (LIBOR03M + 3.75%) 2/1/28 •	175,731	175,804
Schweitzer-Mauduit International Tranche B TBD 1/27/28 X	243,000	242,393
Solenis International 2nd Lien 8.69% (LIBOR03M + 8.50%) 6/26/26 •	768,588	771,470
Surgery Center Holdings 4.86% (LIBOR01M + 3.25%) 9/2/24 •	493,417	489,716
Syncsort 1st Lien TBD 3/19/29 X	210,000	211,050
Ultimate Software Group 2nd Lien 7.50% (LIBOR03M + 6.75%) 5/3/27 •	914,000	940,277
	Principal amount°	Value (US $)

Loan Agreements (continued)
Vantage Specialty Chemicals 1st lien TBD 10/28/24 X	345,000	$326,169
Vantage Specialty Chemicals 2nd Lien 9.25% (LIBOR03M + 8.25%) 10/27/25 •	169,000	158,464
Verscend Holding Tranche B 4.614% (LIBOR01M + 4.50%) 8/27/25 •	367,347	368,790
Verscend Holding Tranche B TBD 8/27/25 X	605,000	605,000
Total Loan Agreements (cost $9,863,155)		9,972,276
	Number of shares
Short-Term Investments — 5.13%
Money Market Mutual Funds — 5.13%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.01%)	1,245,991	1,245,991
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	1,245,991	1,245,991
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.03%)	1,245,992	1,245,992

6    NQ-FLA [3/21] 5/21 (1643639)

	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.00%)	1,245,991	$1,245,991
Total Short-Term Investments (cost $4,983,965)		4,983,965

Total Value of Securities—100.79% (cost $94,992,903)		97,995,023
Liabilities Net of Receivables and Other Assets—(0.79%)		(767,767)
Net Assets Applicable to 15,012,396 Shares Outstanding—100.00%		$97,227,256
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2021. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2021, the aggregate value of Rule 144A securities was $53,815,496, which represents 55.35% of the Series' net assets.
>	PIK. 100% of the income received was in the form of cash.
«	PIK. The first payment of cash and/or principal will be made after October 1, 2021.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
X	This loan will settle after March 31, 2021, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
Unfunded Loan Commitments
The Fund may invest in floating rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. The following unfunded loan commitment were outstanding at March 31, 2021:
Borrower	Principal Amount	Commitment	Value	Unrealized Appreciation (Depreciation)
Peraton TBD 2/24/28	$309,269	$307,723	$309,398	$1,675
Summary of abbreviations:
DAC – Designated Activity Company
GS – Goldman Sachs
ICE – Intercontinental Exchange, Inc.
LIBOR – London interbank offered rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
PIK – Payment-in-kind
TBD – To be determined
USD – US Dollar
NQ-FLA [3/21] 5/21 (1643639)    7